2. INTEREST RATE RISK	12 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
INTEREST RATE RISK

2.	INTEREST RATE RISK

The company is engaged principally in providing first mortgage and other types of loans to individuals and business. Loans are funded primarily with deposit accounts and borrowings from the Federal Home Loan Bank. At September 30, 2012 the company was asset sensitive which indicates that interest- bearing assets will re-price faster than interest bearing liabilities with changes in market interest rates. In declining market interest rate environments the Company is exposed to interest rate risk because interest bearing assets re-price faster than interest bearing liabilities resulting in lower net interest income.

The company manages interest rate risk exposure by monitoring the mix of loans, deposit and borrowings and reports to the Board of Directors quarterly. The companies interest rate risk position at September 30, 2012 was within the limits establish by the Board of Directors.